ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

March 1, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Defiance Next Gen Connectivity ETF (S000064804)
Defiance Junior Robotics ETF (S000064805)
Defiance Junior Cloud Computing and Big Data ETF (S000064807)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its seven new series, Defiance Next Gen Connectivity ETF, Defiance Junior Robotics ETF,  Defiance Junior Cloud Computing and Big Data ETF (collectively, the “Funds”) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 1, 2019, and filed electronically as Post-Effective Amendment No. 464 to the Trust’s Registration Statement on Form N‑1A on March 1, 2019.
If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary